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Schedule of Investments
(unaudited)
Putnam Diversified Income Trust 2
Notes to Schedule of Investments 39

Putnam Diversified Income Trust
Schedule of Investments (unaudited), June 30, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.9%
Capital Markets 1.9%
a
Franklin Ultra Short Bond ETF .......................... United States 691,880 $ 17,321,216
Total Management Investment Companies (Cost $17,210,592) ..................
17,321,216
Principal
Amount
*
Convertible Bonds 3.7%
Aerospace & Defense 0.0%
†
b
AeroVironment, Inc. , Senior Note , 1.12% , 7/15/30 ........... United States 254,000 242,792
c
BWX Technologies, Inc. , Senior Note , 144A, Zero Cpn., 11/01/30 United States 242,000 248,413
491,205
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 3.625% , 10/15/30 .......
United States 287,000 306,437
Banks 0.1%
Barclays Bank plc , Senior Note , 1% , 2/16/29 ...............
United Kingdom 460,000 458,597
458,597
Biotechnology 0.3%
b,c
Alnylam Pharmaceuticals, Inc. , Senior Note , 144A, 3.59% ,
9/15/28 ......................................... United States 405,000 374,652
c
Bridgebio Pharma, Inc. , Senior Note , 144A, 0.75% , 2/01/33 .... United States 224,000 222,342
c
Cytokinetics, Inc. , Senior Note , 144A, 1.75% , 10/01/31 ....... United States 265,000 397,500
c
Halozyme Therapeutics, Inc. , Senior Note , 144A, 0.875% ,
11/15/32 ........................................ United States 521,000 573,776
c
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
12/01/30 ........................................ United States 193,000 206,028
Revolution Medicines, Inc. , Senior Note , 0.5% , 5/01/33 .......
United States 272,000 341,247
2,115,545
Broadline Retail 0.2%
Alibaba Group Holding Ltd. , Senior Note , 0.5% , 6/01/31 ......
China 309,000 364,929
Etsy, Inc. , Senior Note , 1% , 6/15/30 ......................
United States 326,000 378,714
JD.com, Inc. , Senior Note , 0.25% , 6/01/29 .................
China 346,000 340,291
1,083,934
Capital Markets 0.1%
c
Euronext NV , Senior Note , Reg S, 1.5% , 5/30/32 ............ Netherlands 500,000 EUR 593,222
c
Galaxy Digital Holdings LP , Senior Note , 144A, 0.5% , 5/01/31 .. United States 424,000 363,075
c
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 211,000 207,097
c
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 394,000 471,047
1,634,441
Communications Equipment 0.0%
†
c
Ciena Corp. , Senior Note , 144A, Zero Cpn., 9/15/31 ......... United States 278,000 293,290
c
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 61,000 281,667
574,957
Consumer Finance 0.0%
†
c
SoFi Technologies, Inc. , Senior Note , 144A, Zero Cpn., 10/15/26 United States 304 312
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 102,000 228,286

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Diversified REITs 0.1%
c
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 399,000 $ 428,526
Diversified Telecommunication Services 0.0%
†
c
AST SpaceMobile, Inc. ,
Senior Bond, 144A, 2%, 1/15/36 ...................... United States 103,000 120,381
Senior Note, 144A, 2.375%, 10/15/32 .................. United States 150,000 237,338
c
Bandwidth, Inc. , Senior Note , 144A, Zero Cpn., 7/01/32 ....... United States 170,000 195,415
553,134
Electric Utilities 0.1%
c
Duke Energy Corp. , Senior Note , 144A, 3% , 3/15/29 ......... United States 287,000 285,780
c
Iberdrola Finanzas SA , Senior Note , Reg S, 1.5% , 3/27/30 .... Spain 300,000 EUR 428,821
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 410,000 538,945
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 240,000 245,580
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 257,000 292,016
1,791,142
Electrical Equipment 0.2%
c
Bloom Energy Corp. , Senior Note , 144A, Zero Cpn., 11/15/30 .. United States 361,000 661,442
c
Legrand SA , Senior Note , Reg S, 1.5% , 6/23/33 ............ France 400,000 EUR 530,206
c
Schneider Electric SE , Senior Note , Reg S, 1.625% , 6/28/31 ... United States 500,000 EUR 674,643
1,866,291
Electronic Equipment, Instruments & Components 0.0%
†
b,c
Advanced Energy Industries, Inc. , Senior Note , 144A, 0.583% ,
5/15/31 ......................................... United States 280,000 306,695
c
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 249,000 348,973
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 327,000 326,490
c
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 309,000 290,735
1,272,893
Energy Equipment & Services 0.1%
c
Liberty Energy, Inc. ,
Senior Note, 144A, Zero Cpn., 3/01/31 ................. United States 238,000 245,675
b
Senior Note, 144A, 0.56%, 3/01/32 .................... United States 134,000 129,813
b,c
ProPetro Holding Corp. , Senior Note , 144A, 1.02% , 11/15/31 ... United States 217,000 205,466
580,954
Entertainment 0.1%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 281,000 348,721
Live Nation Entertainment, Inc. , Senior Note , 2.875% , 1/15/30 ..
United States 592,000 708,032
1,056,753
Financial Services 0.0%
†
Affirm Holdings, Inc. , Senior Note , 0.75% , 12/15/29 ..........
United States 263,000 307,644
Ground Transportation 0.1%
c
Knight-Swift Transportation Holdings, Inc. , Senior Note , 144A,
1% , 11/15/31 ..................................... United States 205,000 238,876
Uber Technologies, Inc. ,
2028, Senior Note, 0.875%, 12/01/28 .................. United States 234,000 280,332
Senior Secured Note, Zero Cpn., 5/15/28 ............... United States 264,000 305,369
824,577

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Health Care REITs 0.1%
c
Welltower OP LLC , Senior Note , 144A, 3.125% , 7/15/29 ...... United States 253,000 $ 454,135
Hotels, Restaurants & Leisure 0.3%
c
Accor SA , Senior Note , Reg S, 0.7% , 12/07/27 ............. France 1,005,100 EUR 692,848
b
DoorDash, Inc. , Senior Note , 0.36% , 5/15/30 ............... United States 580,000 572,025
c
NCL Corp. Ltd. , Senior Note , 144A, 0.75% , 9/15/30 .......... United States 376,000 364,269
c
Trip.com Group Ltd. , Senior Note , Reg S, 1.5% , 7/01/27 ...... China 617,000 758,373
2,387,515
IT Services 0.4%
Akamai Technologies, Inc. ,
Senior Note, 1.125%, 2/15/29 ........................ United States 531,000 632,865
b,c
Senior Note, 144A, 1.53%, 5/15/30 .................... United States 188,000 177,265
Cloudflare, Inc. , Senior Note , Zero Cpn., 6/15/30 ............
United States 476,000 603,092
c
CoreWeave, Inc. ,
Senior Note, 144A, 1.75%, 12/01/31 ................... United States 422,000 504,311
Senior Note, 144A, 1.75%, 10/01/32 ................... United States 530,000 585,014
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/29 ...........
United States 210,000 371,826
2,874,373
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 314,000 322,752
b,c
Tempus AI, Inc. , Senior Note , 144A, 0.004% , 5/15/32 ........ United States 279,000 313,695
636,447
Machinery 0.0%
†
c
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 234,000 237,324
Multi-Utilities 0.2%
c
CenterPoint Energy, Inc. , Senior Note , 144A, 2.875% , 5/15/29 .. United States 473,000 476,525
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 378,000 422,132
898,657
Office REITs 0.1%
c
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 379,000 368,388
Oil, Gas & Consumable Fuels 0.0%
†
c
Centrus Energy Corp. , Senior Note , 144A, Zero Cpn., 8/15/32 .. United States 157,000 162,393
c
Energy Fuels, Inc. , Senior Note , 144A, 0.75% , 11/01/31 ...... United States 166,000 173,055
335,448
Pharmaceuticals 0.0%
†
c
Ligand Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
9/15/31 ......................................... United States 149,000 168,370
c
Zoetis, Inc. , Senior Note , 144A, 0.25% , 6/15/29 ............. United States 334,000 303,951
472,321
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 165,000 162,740
c
Planet Labs PBC , Senior Note , 144A, 0.5% , 10/15/30 ........ United States 33,000 97,515
260,255
Real Estate Management & Development 0.0%
†
c
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 326,000 354,655

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Real Estate Management & Development (continued)
c
LEG Properties BV , Senior Note , Reg S, 1% , 9/04/30 ........ Germany 300,000 EUR $ 331,581
686,236
Semiconductors & Semiconductor Equipment 0.3%
c
Microchip Technology, Inc. , Senior Note , 144A, Zero Cpn.,
2/15/30 ......................................... United States 301,000 347,210
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 180,000 530,517
c
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 108,000 199,742
ON Semiconductor Corp. ,
Senior Note, 0.5%, 3/01/29 .......................... United States 225,000 271,688
b,c
Senior Note, 144A, 0.07%, 5/01/31 .................... United States 412,000 410,558
c
Onto Innovation, Inc. , Senior Note , 144A, Zero Cpn., 6/01/31 ... United States 285,000 376,457
SiTime Corp. , Senior Note , Zero Cpn., 6/15/31 .............
United States 264,000 292,911
2,429,083
Software 0.9%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 197,000 192,764
c
Cipher Digital, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 ... United States 222,000 389,748
b,c
Cleanspark, Inc. , Senior Note , 144A, 1.631% , 2/15/32 ........ United States 384,000 389,779
c
Core Scientific, Inc. , Senior Note , 144A, Zero Cpn., 6/15/31 .... United States 184,000 259,532
CyberArk Software Ltd. , Senior Note , Zero Cpn., 6/15/30 ......
United States 300,000 499,109
Datadog, Inc. , Senior Note , Zero Cpn., 12/01/29 ............
United States 317,000 451,408
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 450,000 433,125
c
IREN Ltd. , Senior Note , 144A, 1% , 12/01/33 ............... Australia 570,000 496,185
c
Nebius Group NV ,
Senior Note, 144A, 1%, 9/15/30 ...................... Netherlands 139,000 299,069
Senior Note, 144A, 1.25%, 3/15/31 .................... Netherlands 632,000 1,100,856
Senior Note, 144A, 2.75%, 9/15/32 .................... Netherlands 122,000 261,010
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 196,000 193,334
b
Strategy, Inc. , Senior Note , 4.36% , 12/01/29 ............... United States 226,000 195,332
b,c
Terawulf, Inc. , Senior Note , 144A, 1.523% , 5/01/32 .......... United States 318,000 471,819
c
Tyler Technologies, Inc. , Senior Note , 144A, 0.5% , 7/15/31 .... United States 278,000 275,707
5,908,777
Specialty Retail 0.0%
†
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 121,000 193,177
GameStop Corp. , Senior Note , Zero Cpn., 4/01/30 ..........
United States 295,000 301,343
494,520
Total Convertible Bonds (Cost $30,188,100) ..................................
34,019,107
Corporate Bonds 39.0%
Aerospace & Defense 1.3%
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 85,000 79,995
Senior Note, 2.7%, 2/01/27 .......................... United States 885,000 875,447
Senior Note, 6.298%, 5/01/29 ........................ United States 2,255,000 2,347,973
c
Bombardier, Inc. , Senior Bond , 144A, 7.45% , 5/01/34 ........ Canada 1,700,000 1,883,713
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,310,000 1,312,121
c
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 1,140,000 1,120,637
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 2,415,000 2,408,652
c
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 625,000 642,734

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
c
TransDigm, Inc., (continued)
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 405,000 $ 415,883
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 135,000 137,864
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 460,000 472,155
11,697,174
Automobile Components 0.3%
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 2,435,000 2,435,495
Automobiles 0.4%
c
Hyundai Capital America ,
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 2,510,000 2,491,364
Senior Note, 144A, 5%, 6/18/31 ...................... United States 20,000 19,974
c
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 1,380,000 1,323,217
3,834,555
Banks 2.3%
c
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 1,185,000 1,229,669
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 2,405,000 2,455,906
Senior Note, 4.695% to 4/22/31, FRN thereafter, 4/23/32 .... United States 1,095,000 1,086,024
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 290,000 288,656
c
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 750,000 737,884
c
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 1,205,000 1,233,183
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 2,415,000 2,384,101
c
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 1,015,000 1,009,908
JPMorgan Chase & Co. ,
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 6,055,000 6,084,720
Senior Note, 4.622% to 4/22/31, FRN thereafter, 4/23/32 .... United States 1,110,000 1,097,435
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 190,000 190,866
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 2,725,000 2,771,300
20,569,652
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 4.125% , 3/15/31 ................
United States 665,000 651,061
c
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 1,685,000 1,718,132
2,369,193
Broadline Retail 0.6%
Amazon.com, Inc. ,
Senior Note, 4.1%, 11/20/30 ......................... United States 160,000 157,297
Senior Note, 4.25%, 3/13/31 ......................... United States 545,000 536,800
c
Match Group Holdings II LLC , Senior Bond , 144A, 4.125% ,
8/01/30 ......................................... United States 1,845,000 1,737,653
c
Wayfair LLC ,
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 1,670,000 1,756,700

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
c
Wayfair LLC, (continued)
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 985,000 $ 1,012,306
5,200,756
Building Products 0.7%
c
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 80,000 80,436
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 340,000 343,059
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 1,810,000 1,849,199
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 1,775,000 1,872,538
c
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 775,000 780,188
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 575,000 571,509
c
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 540,000 513,265
6,010,194
Capital Markets 1.7%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 3,025,000 3,056,039
c
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 100,000 107,475
Goldman Sachs Group, Inc. (The) ,
Senior Note, 4.594% to 4/19/29, FRN thereafter, 4/20/30 .... United States 415,000 412,711
Senior Note, 4.972% to 6/02/31, FRN thereafter, 6/03/32 .... United States 730,000 729,737
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 3,085,000 3,174,192
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 4,240,000 4,266,299
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 560,000 549,239
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 780,000 770,547
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 1,970,000 2,027,351
c
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 1,058,000 1,073,158
16,166,748
Chemicals 0.5%
c,d
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 800,000 514,176
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 1,965,000 1,918,586
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,445,000 1,543,020
3,975,782
Commercial Services & Supplies 0.8%
c,d
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 790,000 181,700
c
GFL Environmental, Inc. , Senior Note , 144A, 4.375% , 8/15/29 .. United States 2,005,000 1,950,572
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,630,000 1,691,607
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 1,225,000 1,254,380
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 2,270,000 2,328,546
7,406,805
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 758,000 766,364

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Construction & Engineering 0.2%
c
Arcosa, Inc. ,
Senior Note, 144A, 4.375%, 4/15/29 ................... United States 1,180,000 $ 1,161,432
Senior Note, 144A, 6.875%, 8/15/32 ................... United States 320,000 334,064
1,495,496
Consumer Finance 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 4.125%, 2/28/29 ........................ Ireland 340,000 335,131
Senior Note, 4.625%, 9/10/29 ........................ Ireland 1,805,000 1,797,111
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 735,000 721,412
c
Encore Capital Group, Inc. , Senior Secured Note , 144A, 6.625% ,
6/01/32 ......................................... United States 1,520,000 1,523,210
c
FirstCash, Inc. ,
Senior Note, 144A, 6.875%, 3/01/32 ................... United States 2,323,000 2,389,986
Senior Note, 144A, 6.125%, 5/01/34 ................... United States 665,000 662,289
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 650,000 653,444
Senior Note, 4.125%, 8/17/27 ........................ United States 940,000 931,937
c
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 905,000 892,728
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 290,000 286,917
c
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 1,255,000 1,315,512
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 1,645,000 1,730,639
OneMain Finance Corp. , Senior Note , 7.125% , 11/15/31 ......
United States 1,905,000 1,945,138
c
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 2,520,000 2,457,832
17,643,286
Consumer Staples Distribution & Retail 0.1%
c
US Foods, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ......... United States 1,315,000 1,284,721
Containers & Packaging 0.3%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 550,000 544,968
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,715,000 1,665,866
2,210,834
Distributors 0.1%
c
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 1,275,000 1,305,636
Diversified Consumer Services 0.1%
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 1,080,000 1,002,607
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 2,520,000 2,513,680
Diversified Telecommunication Services 1.4%
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 2,400,000 2,590,450
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 500,000 496,340
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 845,000 856,885
c
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 3,293,000 2,939,485
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 1,240,000 1,290,558

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
c
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 1,030,000 $ 1,077,610
c
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 630,000 628,521
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 1,005,000 991,149
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 1,650,000 1,734,089
12,605,087
Electric Utilities 1.5%
c
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 1,110,300 1,172,954
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 270,000 279,072
c
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 1,015,000 997,437
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,225,000 1,239,225
c
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 2,560,000 2,593,186
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 955,000 952,497
Pacific Gas and Electric Co. ,
Senior Note, 6.1%, 1/15/29 .......................... United States 1,200,000 1,235,826
Senior Note, 5.05%, 11/15/31 ........................ United States 525,000 524,632
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 1,073,000 1,097,506
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 615,000 586,817
c
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 1,560,000 1,533,301
Senior Note, 144A, 4.7%, 1/31/31 ..................... United States 615,000 603,565
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 1,285,000 1,331,432
14,147,450
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 175,000 172,912
Energy Equipment & Services 0.8%
c
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 725,000 721,089
c
Kodiak Gas Services LLC , Senior Note , 144A, 6.5% , 10/01/33 .. United States 1,045,000 1,059,868
c
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 165,000 169,519
c,e
Oceaneering International, Inc. , Senior Note , 144A, 6.875% ,
7/15/34 ......................................... United States 530,000 538,650
c
Transocean International Ltd. ,
Senior Note, 144A, 7.875%, 10/15/32 .................. United States 1,330,000 1,389,138
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 1,235,500 1,284,645
c
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 1,855,000 1,893,678
7,056,587
Entertainment 0.4%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 2,100,000 2,154,109
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 1,435,000 1,053,032
c
OAK-Eagle Acquireco, Inc. , Senior Secured Note , 144A, 7.25% ,
7/01/33 ......................................... United States 930,000 973,386
4,180,527

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 0.9%
c
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 2,055,000 $ 2,218,732
c
Freedom Mortgage Holdings LLC , Senior Note , 144A, 9.25% ,
2/01/29 ......................................... United States 820,000 850,369
c
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 2,290,000 2,295,233
c
Rocket Cos., Inc. ,
Senior Note, 144A, 6.125%, 8/01/31 ................... United States 805,000 822,748
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 1,910,000 1,944,789
8,131,871
Food Products 0.8%
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 1,095,000 1,130,506
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 2,250,000 2,207,897
c
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 2,400,000 2,447,530
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3% , 2/02/29 ................. United States 680,000 652,856
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 285,000 281,957
6,720,746
Ground Transportation 0.4%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 1,295,000 1,274,833
c
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 880,000 914,209
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 1,830,000 1,880,263
4,069,305
Health Care Equipment & Supplies 0.6%
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 130,000 128,862
Senior Note, 4.8%, 8/14/29 .......................... United States 1,055,000 1,060,762
c
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 1,425,000 1,446,463
c
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 2,335,000 2,268,789
4,904,876
Health Care Providers & Services 1.0%
c
CHS/Community Health Systems, Inc. , Senior Secured Note ,
144A, 9.75% , 1/15/34 ............................... United States 1,900,000 1,986,129
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 980,000 1,017,869
Senior Bond, 1.875%, 2/28/31 ........................ United States 355,000 311,465
c
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 1,845,000 1,903,843
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 135,000 139,380
Icon Investments Six DAC , Senior Secured Note , 5.849% ,
5/08/29 ......................................... United States 419,000 428,215
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 3,275,000 3,234,397
9,021,298
Health Care REITs 0.3%
c
Diversified Healthcare Trust , Senior Secured Note , 144A, 7.25% ,
10/15/30 ........................................ United States 2,180,000 2,246,527

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Technology 0.3%
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 2,250,000 $ 2,290,339
Hotel & Resort REITs 0.4%
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 4.5%, 2/15/29 ..................... United States 450,000 441,985
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 1,225,000 1,254,129
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 405,000 415,787
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 1,840,000 1,884,762
3,996,663
Hotels, Restaurants & Leisure 2.3%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 2,120,000 2,002,603
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 405,000 402,494
c
Carnival Corp. Ltd. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 1,350,000 1,348,559
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 595,000 602,624
c
Carnival UK Ltd. , Senior Note , 144A, 4.125% , 7/15/31 ........ United States 745,000 EUR 857,419
c
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 520,000 518,430
c
Hilton Domestic Operating Co., Inc. ,
Senior Note, 144A, 3.75%, 5/01/29 .................... United States 1,035,000 1,000,812
Senior Note, 144A, 5.75%, 9/15/33 .................... United States 1,015,000 1,019,305
c
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 2,135,000 2,225,387
c
NCL Corp. Ltd. ,
Senior Note, 144A, 5.875%, 1/15/31 ................... United States 1,345,000 1,306,361
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 1,395,000 1,355,609
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 1,900,000 1,924,825
c
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 495,000 499,302
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 642,000 656,329
Senior Note, 144A, 6%, 2/01/33 ...................... United States 1,403,000 1,423,180
c
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 2,410,000 2,289,662
c
Viking Cruises Ltd. ,
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 825,000 864,885
Senior Note, 144A, 5.875%, 10/15/33 .................. United States 1,180,000 1,182,426
21,480,212
Household Durables 0.4%
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 1,320,000 1,282,878
c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 1,860,000 1,835,743
Whirlpool Corp. ,
Senior Bond, 5.75%, 3/01/34 ......................... United States 1,025,000 794,348
c
Senior Secured Note, 144A, 7.5%, 7/01/31 .............. United States 135,000 136,951
c
Senior Secured Note, 144A, 7.875%, 7/01/34 ............ United States 230,000 231,518
4,281,438
Independent Power and Renewable Electricity Producers 0.9%
c
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 1,380,000 1,433,399
c
Clearway Energy Operating LLC , Senior Bond , 144A, 3.75% ,
1/15/32 ......................................... United States 1,520,000 1,384,052
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 1,215,000 1,234,377

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Constellation Energy Generation LLC, (continued)
Senior Note, 4.4%, 1/15/31 .......................... United States 410,000 $ 403,189
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 420,000 412,729
c
Talen Energy Supply LLC ,
Senior Note, 144A, 6.125%, 5/01/31 ................... United States 1,055,000 1,055,458
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 1,910,000 1,899,193
7,822,397
Insurance 1.4%
c
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 2,235,000 2,121,295
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note, 144A, 6.75%, 4/15/28 ............. United States 1,840,000 1,855,644
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 465,000 472,799
c
Asurion LLC / Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 780,000 786,530
c
Athene Global Funding , Senior Secured Note , 144A, 5.583% ,
1/09/29 ......................................... United States 1,220,000 1,237,840
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 1,200,000 1,234,359
c
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 1,340,000 1,334,610
c
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 2,100,000 2,156,190
c
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 280,000 281,965
c
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 1,765,000 1,795,569
13,276,801
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 360,000 354,781
Senior Note, 4.1%, 2/15/31 .......................... United States 290,000 285,017
639,798
IT Services 0.3%
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 2,100,000 1,892,097
c
CoreWeave, Inc. , Senior Note , 144A, 9.75% , 10/01/31 ....... United States 455,000 454,319
2,346,416
Leisure Products 0.2%
c
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 1,550,000 1,503,496
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 697,000 697,252
Machinery 0.3%
c
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 1,835,000 1,841,579
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 670,000 679,064
2,520,643
Media 0.9%
c
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 1,680,000 1,751,185
c
Nexstar Media, Inc. ,
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 805,000 803,748

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
c
Nexstar Media, Inc., (continued)
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 1,125,000 $ 1,125,678
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 1,740,000 1,789,444
c
Univision Communications, Inc. , Senior Secured Note , 144A,
8.875% , 4/15/33 ................................... United States 960,000 945,700
c
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 2,090,000 1,831,227
8,246,982
Metals & Mining 0.8%
c
Alumina Pty. Ltd. , Senior Note , 144A, 6.125% , 3/15/30 ....... United States 1,290,000 1,312,015
c
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 885,000 879,111
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 1,536,000 1,455,907
c
Senior Note, 144A, 5.75%, 11/15/33 ................... United States 625,000 621,649
c
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 1,295,000 1,341,401
c
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 1,085,000 1,050,125
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 1,098,000 1,126,421
c
Sibanye-Stillwater UK Financing plc , Senior Note , 144A, 6.25% ,
11/15/31 ........................................ South Africa 750,000 742,629
8,529,258
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 930,000 937,922
Oil, Gas & Consumable Fuels 3.9%
c
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 1,225,000 1,242,759
c
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 1,425,000 1,435,890
c
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 1,865,000 1,922,097
Energy Transfer LP ,
Junior Sub. Bond, 8% to 5/14/29, FRN thereafter, 5/15/54 ... United States 1,230,000 1,306,346
Senior Bond, 5.25%, 4/15/29 ......................... United States 2,075,000 2,103,089
c
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 360,000 362,738
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 1,795,000 1,732,436
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 538,000 537,131
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6.875%, 5/15/34 ................... United States 1,635,000 1,591,923
Senior Note, 144A, 6%, 4/15/30 ...................... United States 200,000 196,918
c
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 2,740,000 2,766,696
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 1,605,000 1,619,751
c
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 2,835,000 2,852,764
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 605,000 602,885
Senior Note, 6.5%, 2/15/34 .......................... United States 255,000 252,765
c
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 1,910,000 1,907,263
c
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 1,030,000 566,500
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 1,250,000 1,254,556
c
Sunoco LP ,
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 1,728,000 1,744,323
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 180,000 175,784

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. ,
Senior Note, 6.15%, 3/01/29 ......................... United States 1,190,000 $ 1,232,512
Senior Note, 4.35%, 4/15/31 ......................... United States 450,000 439,765
c
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 1,300,000 1,314,778
c
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 2,915,000 3,035,399
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 170,000 190,731
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 515,000 546,302
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 1,565,000 1,718,296
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 250,000 260,611
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 340,000 345,586
35,258,594
Paper & Forest Products 0.2%
c
Georgia-Pacific LLC , Senior Note , 144A, 4.6% , 5/15/31 ....... United States 1,270,000 1,259,772
c
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 1,100,000 1,027,640
2,287,412
Passenger Airlines 0.1%
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 1,315,000 1,297,611
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 1,315,000 1,274,025
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 2,630,000 2,684,444
3,958,469
Pharmaceuticals 1.1%
Novartis Capital Corp. ,
Senior Note, 4.1%, 11/05/30 ......................... United States 1,205,000 1,184,159
Senior Note, 4.4%, 3/18/31 .......................... United States 1,335,000 1,325,539
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 2,470,000 2,588,424
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 1,395,000 1,372,164
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 2,343,000 2,643,040
9,113,326
Professional Services 0.2%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 1,840,000 1,867,269
Semiconductors & Semiconductor Equipment 0.8%
c
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 1,315,000 1,357,356
NVIDIA Corp. , Senior Note , 4.5% , 6/15/31 .................
United States 3,745,000 3,732,561
c
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 190,000 193,551
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 1,705,000 1,716,212
6,999,680
Software 0.7%
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 1,905,000 1,878,899
Oracle Corp. ,
Senior Note, 4.55%, 2/04/29 ......................... United States 1,940,000 1,912,773
Senior Note, 4.45%, 9/26/30 ......................... United States 540,000 521,466

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Oracle Corp., (continued)
Senior Note, 4.95%, 2/04/31 ......................... United States 1,075,000 $ 1,052,674
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 970,000 969,121
6,334,933
Specialized REITs 0.6%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 2,535,000 2,511,375
c
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/35 ....... United States 665,000 668,423
c
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 1,880,000 1,906,696
5,086,494
Specialty Retail 0.5%
c
Dick's Sporting Goods, Inc. , Senior Note , 144A, 4% , 10/01/29 .. United States 2,305,000 2,244,824
c
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 1,965,000 1,966,843
4,211,667
Technology Hardware, Storage & Peripherals 0.1%
Dell International LLC / EMC Corp. , Senior Note , 4.75% , 7/15/31
United States 185,000 183,927
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 5.875% ,
7/15/30 ......................................... United States 830,000 845,249
1,029,176
Textiles, Apparel & Luxury Goods 0.2%
c
Beach Acquisition Bidco LLC ,
f
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 1,148,912 1,247,853
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 560,000 EUR 652,531
1,900,384
Tobacco 0.3%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 295,000 296,519
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 830,000 877,599
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 2,060,000 2,091,573
3,265,691
Trading Companies & Distributors 0.8%
c
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 1,245,000 1,259,967
c
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 965,000 985,615
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 1,050,000 1,093,559
e
Secured Note, 144A, 7.125%, 7/01/34 .................. United States 720,000 708,328
c
Herc Holdings, Inc. , Senior Note , 144A, 5.75% , 3/15/31 ....... United States 855,000 854,586
Sumisho Air Lease Corp. , Senior Note , 5.85% , 12/15/27 ......
United States 2,895,000 2,942,433
7,844,488
Wireless Telecommunication Services 0.5%
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 840,000 884,935
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 310,000 297,953

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note, 3.375%, 4/15/29 ........................ United States 3,555,000 $ 3,437,421
4,620,309
Total Corporate Bonds (Cost $354,472,239) ...................................
354,791,284
Senior Floating Rate Interests 4.4%
g
Aerospace & Defense 0.1%
TransDigm, Inc., First Lien, CME Term Loan, J, 6.12%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 1,081,170 1,082,587
TransDigm, Inc., First Lien, CME Term Loan, N, 6.12%, (1-month
SOFR + 2.5%), 2/14/33 ............................. United States 115,116 115,246
1,197,833
a a a a a a
Air Freight & Logistics 0.1%
g
Rand Parent LLC, First Lien, CME Term Loan, B, 6.732%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 579,201 578,680
Automobile Components 0.0%
†
g
Clarios Global LP, First Lien, Amendment No. 7 Dollar CME Term
Loan, 6.144%, (1-month SOFR + 2.5%), 1/28/32 .......... United States 340,791 341,538
g
Biotechnology 0.1%
BioMarin Pharmaceutical, Inc., First Lien, Initial CME Term Loan,
B, 5.428%, (6-month SOFR + 1.75%), 4/27/33 ............ United States 418,394 418,812
Genmab A/S, First Lien, Amendment No. 1 CME Term Loan,
5.732%, (3-month SOFR + 2%), 12/13/32 ................ Denmark 191,404 191,488
610,300
a a a a a a
Broadline Retail 0.1%
g
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.982%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 603,527 604,722
g
Building Products 0.3%
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan, 5.245%, (1-month SOFR + 1.625%), 2/11/33 ........ United States 117,333 118,507
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 5.894%, (1-month SOFR + 2.25%), 8/04/31 . United States 1,043,832 1,044,203
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.894%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 1,277,267 1,279,291
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.62%, (1-month SOFR + 3%), 3/30/29 ............. United States 147,266 148,003
2,590,004
a a a a a a
Chemicals 0.1%
g
Albaugh LLC, First Lien, Initial CME Term Loan, 7.413%,
(1-month SOFR + 3.75; 3-month SOFR + 3.75), 4/06/29 ..... United States 1,289,922 1,249,612
g
Commercial Services & Supplies 0.4%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.12%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 656,498 659,958
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.144%, (1-month SOFR + 2.5%), 10/23/28 ... United States 633,317 634,391
Garda World Security Corp., First Lien, Fifteenth Additional CME
Term Loan, 6.419%, (3-month SOFR + 2.75%), 2/01/29 ..... Canada 1,096,657 1,096,657

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Commercial Services & Supplies (continued)
Rosen International SARL, First Lien, Second Amendment
Refinancing CME Term Loan, 5.732%, (3-month SOFR + 2%),
3/26/31 ......................................... Luxembourg 548,087 $ 548,536
2,939,542
a a a a a a
Consumer Staples Distribution & Retail 0.0%
†
g
Boots Group Finco LP, First Lien, Closing Date Dollar CME Term
Loan, 6.92%, (3-month SOFR + 3.25%), 8/30/32 .......... United Kingdom 116,709 117,268
g
Containers & Packaging 0.0%
†
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.894%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 247,408 238,233
Graham Packaging Co., Inc., First Lien, Initial CME Term Loan,
5.894%, (1-month SOFR + 2.25%), 1/26/33 .............. United States 171,274 171,577
409,810
a a a a a a
Distributors 0.0%
†
g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.732%, (3-month SOFR + 4%), 11/30/30 ........... United States 195,825 185,576
Electrical Equipment 0.1%
g
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B,
6.182%, (3-month SOFR + 2.5%), 10/01/32 .............. United States 384,784 385,986
g
Entertainment 0.0%
†
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
6.37%, (1-month SOFR + 2.75%), 3/01/28 ............... France 496,222 497,214
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.508%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 231,940 225,665
722,879
a a a a a a
Financial Services 0.0%
†
g
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 271,967 272,086
Food Products 0.2%
g
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.127%,
(6-month SOFR + 2.5%), 9/30/32 ...................... United States 1,316,700 1,309,182
Ground Transportation 0.1%
g
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.482%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 810,563 808,131
g
Health Care Equipment & Supplies 0.3%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.394%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 1,306,510 1,311,246
TPG, Inc., First Lien, CME Term Loan, B, 5.995%, (3-month
SOFR + 2.25%), 4/07/33 ............................ United States 1,300,000 1,273,733
2,584,979
a a a a a a
g
Health Care Providers & Services 0.2%
Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.232%,
(3-month SOFR + 4.5%), 4/16/32 ...................... United States 537,293 462,746
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B6, 5.644%,
(1-month SOFR + 2%), 2/21/31 ....................... United States 1,152,548 1,151,712
1,614,458
a a a a a a

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Hotels, Restaurants & Leisure 0.4%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
5.894%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 1,314,738 $ 1,268,314
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.894%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 495,662 495,717
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.482%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 643,500 638,835
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.427%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 235,000 232,356
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B, 6.108%, (1-month SOFR + 2.5%), 12/16/30 ....... United States 277,139 277,519
2,912,741
a a a a a a
g
Household Durables 0.1%
e
AI Aqua Merger Sub, Inc., First Lien, CME Term Loan, B, 6.592%,
(12-month SOFR + 2.75%), 6/24/33 .................... United States 43,673 43,697
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.732%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 1,199,571 1,200,951
1,244,648
a a a a a a
g
IT Services 0.0%
†
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 6.232%,
(3-month SOFR + 2.5%), 2/03/31 ...................... United States 121,763 119,999
Tempo Acquisition LLC, First Lien, Seventh Incremental CME
Term Loan, 5.394%, (1-month SOFR + 1.75%), 8/31/28 ..... United States 180,773 153,318
273,317
a a a a a a
g
Machinery 0.2%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.182%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 1,695,889 1,698,018
Columbus McKinnon Corp., First Lien, Initial CME Term Loan,
7.232%, (3-month SOFR + 3.5%), 2/03/33 ............... United States 170,066 169,959
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
6.377%, (6-month SOFR + 2.75%), 4/30/30 .............. Germany 158,336 159,210
2,027,187
a a a a a a
g
Media 0.3%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.735%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 460,000 461,191
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.175%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 1,509,463 1,519,848
1,981,039
a a a a a a
g
Oil, Gas & Consumable Fuels 0.3%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.45%, (3-month
SOFR + 1.75%), 12/31/32 ........................... United States 1,589,286 1,582,261
Delek US Holdings, Inc., First Lien, Initial CME Term Loan, 6.62%,
(1-month SOFR + 3%), 5/17/32 ....................... United States 1,214,450 1,215,306
2,797,567
a a a a a a
g
Passenger Airlines 0.4%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 6.425%, (3-month SOFR + 2.75%), 5/28/32 ..... United States 113,850 114,016
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.925%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 2,223,860 2,224,383

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Passenger Airlines (continued)
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.482%,
(3-month SOFR + 2.75%), 2/14/31 ..................... Canada 1,055,700 $ 1,026,104
3,364,503
a a a a a a
g
Pharmaceuticals 0.1%
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.37%, (1-month SOFR + 3.75%), 4/23/31 ...... United States 952,877 954,664
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.156%, (3-month SOFR + 2.5%), 12/04/31 ..... United States 317,600 317,675
1,272,339
a a a a a a
Semiconductors & Semiconductor Equipment 0.0%
†
g
Altar Bidco, Inc., First Lien, CME Term Loan, 6.858%, (12-month
SOFR + 3.35%), 2/01/29 ............................ United States 263,502 263,694
g
Software 0.3%
e,h
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan, 8.1%, (1-day SOFR + 4.5%), 11/17/31 ..... United States 26,050 26,610
Tuple US Bidco LLC, First Lien, USD CME Term Loan, B1,
7.385%, (6-month SOFR + 3.75%), 1/14/33 .............. United States 654,103 627,939
UKG, Inc., First Lien, Initial CME Term Loan, 5.913%, (3-month
SOFR + 2.25%), 2/10/31 ............................ United States 1,292,086 1,219,846
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
5.644%, (1-month SOFR + 2%), 10/22/29 ................ United States 576,556 575,835
2,450,230
a a a a a a
g
Specialty Retail 0.2%
Chewy, Inc., First Lien, Initial CME Term Loan, 6.092%, (12-month
SOFR + 2.25%), 6/23/33 ............................ United States 55,635 55,670
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.894%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 1,900,869 1,900,242
1,955,912
a a a a a a
Trading Companies & Distributors 0.0%
†
g
DXP Enterprises, Inc., First Lien, Initial CME Term Loan, 6.894%,
(1-month SOFR + 3.25%), 10/11/30 .................... United States 328,350 330,231
Water Utilities 0.0%
†
g
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
5.902%, (3-month SOFR + 2.25%), 10/01/32 ............. United States 261,873 263,020
Total Senior Floating Rate Interests (Cost $39,830,284) ........................
39,659,014
Foreign Government and Agency Securities 9.5%
c
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 . Angola 1,950,000 1,970,023
c
Argentina Provincia de Cordoba , Senior Note , 144A, 8.6% ,
2/03/35 ......................................... Argentina 540,000 537,975
c
Argentina Provincia del Chubut , Senior Secured Bond , 144A,
9.45% , 4/29/36 ................................... Argentina 510,000 540,600
c
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 1,830,000 1,688,403
c
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 2,190,000 EUR 2,366,134
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 3,990,000 3,803,866
Senior Bond, 6%, 10/20/33 ........................... Brazil 1,080,000 1,087,560
c
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 750,000 733,515
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 970,000 EUR 1,128,793

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 1,080,000 EUR $ 1,105,603
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 2,020,000 2,038,584
Colombia Government Bond ,
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 1,900,000 2,033,000
Senior Note, 7.375%, 4/25/30 ......................... Colombia 250,000 264,000
Senior Note, 4.5%, 11/26/30 .......................... Colombia 1,170,000 EUR 1,342,548
c
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 1,530,000 1,582,663
c
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 1,900,000 1,927,740
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 2,050,000 1,951,292
c
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 2,260,000 2,271,978
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 1,160,000 1,064,913
c
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 1,750,000 1,808,689
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 1,450,000 1,552,227
c
El Salvador Government Bond ,
Senior Bond, 144A, 7.65%, 6/15/35 .................... El Salvador 1,040,000 1,078,459
Senior Bond, Reg S, 8.625%, 2/28/29 .................. El Salvador 1,000,000 1,056,138
Senior Note, Reg S, 4%, 4/17/30 ...................... El Salvador 600,000 24,000
c,i
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 1,280,000 1,486,762
c
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 1,590,000 1,371,529
c
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 1,053,360 977,990
c
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 2,910,000 3,107,531
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 1,020,000 1,103,828
c
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 2,250,000 2,279,999
Indonesia Government Bond , Senior Note , 5.03% , 5/29/31 ....
Indonesia 930,000 934,571
c
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 1,917,500 1,903,562
c
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 1,720,000 1,846,931
c
Ivory Coast Government Bond ,
Senior Bond, 144A, 6.125%, 6/15/33 ................... Ivory Coast 580,000 576,487
Senior Bond, Reg S, 4.875%, 1/30/32 .................. Ivory Coast 2,770,000 EUR 3,130,322
c
Jordan Government Bond ,
Senior Bond, Reg S, 5.85%, 7/07/30 ................... Jordan 700,000 709,677
Senior Note, Reg S, 7.5%, 1/13/29 ..................... Jordan 470,000 491,373
Mexico Government Bond ,
Senior Bond, 2.659%, 5/24/31 ........................ Mexico 850,000 751,103
Senior Bond, 6.125%, 2/09/38 ........................ Mexico 550,000 540,237
Senior Note, 5.85%, 7/02/32 ......................... Mexico 203,174 205,419
c
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 960,000 EUR 1,115,121
c
Nigeria Government Bond , Senior Bond , 144A, 8.631% , 1/13/36 Nigeria 1,830,000 1,988,443
c
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 650,000 EUR 740,250
c
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 3,790,000 3,553,580
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 ........................ Peru 2,290,000 2,115,616
Petroleos Mexicanos ,
Senior Note, 6.84%, 1/23/30 ......................... Mexico 200,000 205,537
Senior Note, 6.7%, 2/16/32 .......................... Mexico 280,000 282,653

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 2,400,000 $ 2,305,670
c
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 2,480,000 EUR 2,863,877
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 2,600,000 2,569,020
c
Serbia Government Bond ,
Senior Bond, 144A, 6.5%, 9/26/33 ..................... Serbia 700,000 740,104
Senior Bond, Reg S, 6.5%, 9/26/33 .................... Serbia 260,000 274,896
Senior Note, 144A, 6.25%, 5/26/28 ..................... Serbia 510,000 520,351
Senior Note, Reg S, 6.25%, 5/26/28 .................... Serbia 370,000 377,510
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 1,860,000 1,906,803
c
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 1,750,000 1,918,175
c
Telecommunications Co. Telekom Srbija AD Belgrade , Senior
Note , 144A, 7.25% , 5/18/31 .......................... Serbia 750,000 748,652
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 3,300,000 3,637,659
c
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 1,640,000 1,753,806
c
Uzbekneftegaz JSC , Senior Note , 144A, 8.75% , 5/07/30 ...... Uzbekistan 300,000 323,543
Total Foreign Government and Agency Securities (Cost $84,483,297) ............
86,317,290
Asset-Backed Securities 4.4%
Financial Services 4.4%
c,e
Aligned Data Centers Issuer LLC , 2026-1A , A2I , 144A, 5.909% ,
6/15/56 . ......................................... United States 1,864,000 1,873,458
c,g
Allegro CLO XIII Ltd. , 2021-1A , D1R , 144A, FRN , 6.825% ,
( 3-month SOFR + 3.15% ), 7/20/38 . .................... United States 2,925,000 2,933,713
c,g
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.117% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 2,238,000 2,254,411
c,g
CIFC Funding Ltd. , 2017-1A , DR3 , 144A, FRN , 6.768% , ( 3-month
SOFR + 3.1% ), 4/21/37 . ............................. United States 2,730,000 2,732,853
g
Citigroup Mortgage Loan Trust, Inc. ,
2007-AMC3, A2B, FRN, 3.943%, (1-month SOFR + 0.294%),
3/25/37 ......................................... United States 745,454 654,761
2007-AMC3, A2D, FRN, 4.113%, (1-month SOFR + 0.464%),
3/25/37 ......................................... United States 4,337,011 3,809,266
c,g
Elmwood CLO 29 Ltd. , 2024-5A , D1R2 , 144A, FRN , 6.876% ,
( 3-month SOFR + 3.25% ), 4/20/37 . .................... United States 2,650,000 2,654,638
c
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 154,515 154,148
g
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.123% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 9,105,507 1,785,604
c
Lendbuzz Securitization Trust ,
2026-1A, C, 144A, 5.74%, 9/15/31 ..................... United States 122,768 121,743
2026-1A, D, 144A, 6.86%, 2/15/33 ..................... United States 185,517 186,225
c
MAST Ltd. , 2026-1A , A , 144A, 5.134% , 2/15/51 . ............ United States 3,146,732 3,088,020
c
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 1,355,000 1,120,077
c,e,g
Northwoods Capital Ltd. , 2018-11BAR , D1R2 , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 3.55% ), 7/19/37 . ................ United States 3,200,000 3,203,200
c
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 229,698 228,123
c
PRET LLC ,
2026-NPL3, A1, 144A, 4.968%, 2/25/56 ................. United States 2,480,161 2,459,897
2026-NPL6, A1, 144A, 5.693%, 5/25/56 ................. United States 666,858 666,764
e
2026-RN2, A1, 144A, 5.77%, 7/25/56 ................... United States 1,732,000 1,736,859
c
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 . ......... United States 752,838 753,796
c
RCO IX Mortgage LLC , 2026-2 , A1 , 144A, 5.765% , 5/25/31 . ... United States 416,457 416,050
c
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 477,000 473,286
c
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 . .... United States 623,000 613,471

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 550,000 $ 533,651
c,g
Towd Point Mortgage Trust , 2025-HE2 , A1A , 144A, FRN , 4.978% ,
( 30-day SOFR Average + 1.35% ), 9/25/65 . ............... United States 2,397,288 2,401,642
c,d
Tricolor Auto Securitization Trust , 2024-1A , A , 144A, 6.61% ,
10/15/27 . ........................................ United States 720,135 688,089
c
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 368,954 366,433
c,g
Vibrant CLO XVI Ltd. , 2023-16A , C1R2 , 144A, FRN , 6.923% ,
( 3-month SOFR + 3.25% ), 7/15/36 . .................... Jersey 2,350,000 2,354,681
40,264,859
a a a a a a
Total Asset-Backed Securities (Cost $42,616,900) .............................
40,264,859
Commercial Mortgage-Backed Securities 8.8%
Financial Services 8.8%
j
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.429% , 9/15/48 .............................. United States 253,066 252,156
BANK ,
c
2018-BN11, D, 144A, 3%, 3/15/61 ..................... United States 675,000 581,964
j
2019-BN19, C, FRN, 4.165%, 8/15/61 .................. United States 604,000 453,627
j,k
2024-BNK48, XA, IO, FRN, 1.347%, 10/15/57 ............ United States 25,839,984 1,934,766
j
BANK5 Trust ,
k
2024-5YR10, XA, IO, FRN, 1.399%, 10/15/57 ............. United States 40,037,869 1,326,082
k
2024-5YR12, XA, IO, FRN, 0.694%, 12/15/57 ............. United States 8,669,306 133,591
k
2024-5YR7, XA, IO, FRN, 1.571%, 6/15/57 .............. United States 28,635,400 960,620
2026-5YR22, C, FRN, 5.962%, 6/15/59 ................. United States 349,000 350,057
Barclays Commercial Mortgage Trust ,
2019-C5, C, 3.71%, 11/15/52 ......................... United States 641,000 591,865
c
2019-C5, D, 144A, 2.5%, 11/15/52 ..................... United States 442,000 367,264
c,j
2019-C5, F, 144A, FRN, 2.665%, 11/15/52 ............... United States 648,000 384,218
c,j,k
2019-C5, XF, IO, 144A, FRN, 1.25%, 11/15/52 ............ United States 1,341,000 47,515
BBCMS Mortgage Trust ,
j,k
2022-C14, XA, IO, FRN, 0.795%, 2/15/55 ................ United States 28,422,231 807,871
j,k
2024-5C29, XA, IO, FRN, 1.819%, 9/15/57 ............... United States 43,902,989 1,922,938
j,k
2024-5C31, XA, IO, FRN, 1.281%, 12/15/57 .............. United States 10,296,651 327,237
j,k
2024-C26, XA, IO, FRN, 1.24%, 5/15/57 ................. United States 12,407,589 816,386
c
2026-5C40, E, 144A, 4.25%, 2/15/59 ................... United States 1,000,000 704,054
c,j,k
2026-5C40, XE, IO, 144A, FRN, 2.338%, 2/15/59 .......... United States 1,000,000 84,367
Benchmark Mortgage Trust ,
c
2018-B1, D, 144A, 2.75%, 1/15/51 ..................... United States 2,603,000 1,037,178
j
2018-B6, B, FRN, 4.738%, 10/10/51 .................... United States 950,000 899,493
j,k
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................ United States 37,200,355 1,333,699
j,k
2024-V11, XA, IO, FRN, 0.773%, 11/15/57 ............... United States 14,682,986 257,650
c
2025-V18, D, 144A, 4.5%, 10/15/58 .................... United States 405,000 343,510
c,j,k
2025-V18, XD, IO, 144A, FRN, 2.164%, 10/15/58 .......... United States 1,547,000 112,744
2026-V21, AS, 5.506%, 3/15/59 ....................... United States 865,000 872,678
j,k
2026-V21, XA, IO, FRN, 1.648%, 3/15/59 ................ United States 9,753,518 575,757
c,g
BIKE Pass-Through Trust , 2026-BAND , B , 144A, FRN , 7.78% ,
( 1-month SOFR + 4.15% ), 7/15/43 ..................... United States 423,000 424,122
j,k
BMO Mortgage Trust ,
2024-5C6, XA, IO, FRN, 1.574%, 9/15/57 ................ United States 34,235,453 1,231,144
2024-5C8, XA, IO, FRN, 1.239%, 12/15/57 ............... United States 12,605,508 397,220
c,j
BWAY Mortgage Trust , 2022-26BW , E , 144A, FRN , 5.029% ,
2/10/44 ......................................... United States 452,000 252,560
c,g
BX Commercial Mortgage Trust , 2026-CSMO , B , 144A, FRN ,
5.325% , ( 1-month SOFR + 1.7% ), 2/15/43 ............... United States 378,000 381,190

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
c
BX Trust ,
j
2025-ARIA, C, 144A, FRN, 5.701%, 12/13/42 ............. United States 1,310,000 $ 1,308,190
g
2026-CLS, D, 144A, FRN, 7.075%, (1-month SOFR + 3.45%),
5/15/43 ......................................... United States 382,000 384,236
j
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 2,660,000 2,548,498
CFCRE Commercial Mortgage Trust ,
c,j
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 1,124,000 1,057,603
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 2,149,000 2,140,073
Citigroup Commercial Mortgage Trust ,
c,j
2015-GC27, D, 144A, FRN, 4.522%, 2/10/48 ............. United States 1,638,109 1,609,489
j
2015-GC33, C, FRN, 4.48%, 9/10/58 ................... United States 1,197,000 1,043,451
2015-GC33, D, 3.172%, 9/10/58 ....................... United States 1,117,000 686,922
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 1,667,000 1,618,978
c
2012-LC4, E, 144A, 4.25%, 12/10/44 ................... United States 10,009,000 1,185,046
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 624,078 598,622
c,j
2013-CR13, D, 144A, FRN, 5.002%, 11/10/46 ............ United States 1,232,610 697,941
c,j
2013-CR6, C, 144A, FRN, 3.777%, 3/10/46 .............. United States 255,000 246,543
c,j
2013-CR7, D, 144A, FRN, 4.388%, 3/10/46 .............. United States 135,634 133,572
j
2014-CR14, C, FRN, 3.246%, 2/10/47 .................. United States 643,000 628,934
j
2014-CR16, C, FRN, 4.887%, 4/10/47 .................. United States 389,000 382,380
c,j
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............. United States 1,232,000 1,091,540
j
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 777,920 768,093
j
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 142,056 136,719
j
2015-CR27, C, FRN, 4.673%, 10/10/48 ................. United States 9,558 9,163
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 347,344 342,106
j
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 2,646,000 2,538,018
c,j
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.534% ,
8/10/44 ......................................... United States 228,875 223,851
j
GS Mortgage Securities Trust ,
c
2013-GC13, B, 144A, FRN, 3.994%, 7/10/46 ............. United States 119,295 117,558
2014-GC24, B, FRN, 4.449%, 9/10/47 .................. United States 902,812 883,072
c
2014-GC24, D, 144A, FRN, 4.47%, 9/10/47 .............. United States 1,280,000 905,613
k
2019-GC42, XA, IO, FRN, 0.941%, 9/10/52 .............. United States 24,135,050 516,963
c,j
IRV Trust , 2025-200P , C , 144A, FRN , 5.921% , 3/14/47 ....... United States 1,344,000 1,344,930
j
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, D, FRN, 4.072%, 7/15/45 ................... United States 965,000 918,614
c
2014-C18, D, 144A, FRN, 4.659%, 2/15/47 .............. United States 1,461,000 1,331,991
2014-C23, B, FRN, 4.673%, 9/15/47 ................... United States 213,932 211,860
2014-C23, C, FRN, 4.673%, 9/15/47 ................... United States 1,184,839 1,151,989
c
2014-C23, D, 144A, FRN, 4.173%, 9/15/47 .............. United States 150,000 139,351
2014-C25, B, FRN, 4.347%, 11/15/47 ................... United States 858,000 820,409
JPMDB Commercial Mortgage Securities Trust ,
2017-C5, A4, 3.414%, 3/15/50 ........................ United States 682,257 678,576
j
2018-C8, C, FRN, 4.913%, 6/15/51 .................... United States 1,046,000 959,527
c
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 2,730,012 2,714,779
c,j
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
6.571% , 10/15/42 .................................. United States 1,800,000 1,815,757
Morgan Stanley Bank of America Merrill Lynch Trust ,
j
2013-C10, B, FRN, 4.081%, 7/15/46 ................... United States 726,137 690,843
j
2013-C10, C, FRN, 4.081%, 7/15/46 ................... United States 549,000 507,927
c,j
2013-C10, F, 144A, FRN, 4.081%, 7/15/46 ............... United States 254,000 42,204
c,j
2013-C12, D, 144A, FRN, 4.848%, 10/15/46 ............. United States 258,000 246,819
c,j
2013-C9, D, 144A, FRN, 3.915%, 5/15/46 ............... United States 265,000 242,173
j
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 413,000 378,160

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
j
2015-C22, C, FRN, 4.094%, 4/15/48 ................... United States 3,282,000 $ 2,790,666
c
2015-C26, D, 144A, 3.06%, 10/15/48 ................... United States 308,325 296,160
Morgan Stanley Capital I Trust ,
c
2015-UBS8, D, 144A, 3.18%, 12/15/48 .................. United States 1,468,000 1,396,398
j
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 1,611,000 1,599,802
j
2018-H3, C, FRN, 5.027%, 7/15/51 .................... United States 1,592,437 1,535,730
c
2018-H3, D, 144A, 3%, 7/15/51 ....................... United States 225,000 191,827
j,k
2021-L7, XA, IO, FRN, 1.168%, 10/15/54 ................ United States 5,810,991 204,594
j,k
Real Estate Asset Liquidity Trust , 2024-RONA , X , IO, FRN ,
1.051% , 12/12/41 .................................. Canada 47,537,063 CAD 863,091
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 166,287 166,077
c,d
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 4,414,162 547
c,j
UBS Commercial Mortgage Trust , 2018-C15 , D , 144A, FRN ,
5.307% , 12/15/51 .................................. United States 588,000 534,339
c
VCAT LLC , 2026-NPL2 , A1 , 144A, 5.062% , 2/25/56 .......... United States 4,648,745 4,625,900
c,j
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 900,000 898,350
Wells Fargo Commercial Mortgage Trust ,
c,j
2013-LC12, D, 144A, FRN, 3.865%, 7/15/46 ............. United States 2,548,111 1,764,567
c
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 3,039,090 367,385
2015-C31, D, 3.852%, 11/15/48 ....................... United States 653,000 594,212
c
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 67,264 65,957
c,j
2016-C34, D, 144A, FRN, 5.424%, 6/15/49 .............. United States 566,203 555,860
c
2019-C50, D, 144A, 3%, 5/15/52 ...................... United States 601,000 482,158
j,k
2019-C52, XA, IO, FRN, 1.688%, 8/15/52 ................ United States 3,490,893 136,516
c
2019-C53, D, 144A, 2.5%, 10/15/52 .................... United States 395,000 315,772
j,k
2024-5C1, XA, IO, FRN, 1.254%, 7/15/57 ................ United States 14,189,676 364,132
j
WFRBS Commercial Mortgage Trust ,
c
2013-C15, D, 144A, FRN, 4.286%, 8/15/46 .............. United States 1,307,513 922,450
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 128,000 123,641
2014-C23, B, FRN, 4.408%, 10/15/57 ................... United States 564,000 554,407
79,515,144
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $87,345,836) ..............
79,515,144
Mortgage-Backed Securities 20.4%
Federal National Mortgage Association (FNMA) Fixed Rate 16.5%
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/56 ..... United States 9,000,000 7,518,516
l
Uniform Mortgage-Backed Securities, 3%, TBA, 7/25/56 ...... United States 6,000,000 5,270,625
l
Uniform Mortgage-Backed Securities, 3%, TBA, 8/25/56 ...... United States 6,000,000 5,229,375
l
Uniform Mortgage-Backed Securities, 3.5%, TBA, 8/25/56 ..... United States 7,000,000 6,346,758
l
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/56 ..... United States 43,000,000 41,160,742
l
Uniform Mortgage-Backed Securities, 5%, TBA, 8/25/56 ...... United States 15,000,000 14,723,464
l
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/56 ..... United States 20,500,000 20,538,276
l
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/56 ...... United States 17,000,000 17,375,859
l
Uniform Mortgage-Backed Securities, 6%, TBA, 8/25/56 ...... United States 17,000,000 17,324,441
l
Uniform Mortgage-Backed Securities, 6.5%, TBA, 7/25/56 ..... United States 7,000,000 7,243,906
l
Uniform Mortgage-Backed Securities, 6.5%, TBA, 8/25/56 ..... United States 7,000,000 7,233,188
149,965,150
Government National Mortgage Association (GNMA) Fixed Rate 3.9%
l
GNMA II, Single-family, 30 Year, 5%, 8/15/56 ............... United States 3,000,000 2,954,829
l
GNMA II, Single-family, 30 Year, 5.5%, 8/15/56 ............. United States 32,000,000 32,119,748

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 6.5%, 11/20/38 ............ United States 55,576 $ 59,006
35,133,583
Total Mortgage-Backed Securities (Cost $185,598,765) .........................
185,098,733
Residential Mortgage-Backed Securities 6.9%
Financial Services 6.9%
c
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 1,723,629 1,730,660
Alternative Loan Trust ,
g
2005-38, A3, FRN, 4.463%, (1-month SOFR + 0.814%), 9/25/35 United States 314,501 294,974
g
2005-59, 1A1, FRN, 4.418%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 339,270 323,379
g
2005-65CB, 2A1, FRN, 4.188%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 254,950 150,959
g
2006-OA10, 1A1, FRN, 4.704%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 1,712,994 1,602,250
g
2006-OA10, 3A1, FRN, 4.143%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 2,715,970 2,630,563
g
2006-OA10, 4A1, FRN, 4.143%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 5,963,708 5,329,189
j
2006-OA7, 1A1, FRN, 3.005%, 6/25/46 ................. United States 1,578,617 1,480,192
g
2006-OA7, 1A2, FRN, 4.684%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 159,357 158,925
j
Bear Stearns ALT-A Trust , 2005-8 , 21A1 , FRN , 4.87% , 10/25/35 United States 30,153 24,924
g
Bear Stearns Mortgage Funding Trust , 2006-AR2 , 2A1 , FRN ,
4.223% , ( 1-month SOFR + 0.574% ), 9/25/46 ............. United States 3,031,543 2,946,576
c,g
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.943% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 1,455,711 1,315,026
j
FHLMC Seasoned Credit Risk Transfer Trust ,
c
2017-3, M2, 144A, FRN, 4.75%, 7/25/56 ................ United States 422,438 415,295
c
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 206,292 201,249
2019-3, M, FRN, 4.75%, 10/25/58 ..................... United States 1,105,162 1,088,990
c,g
FHLMC STACR REMIC Trust ,
2020-DNA3, B2, 144A, FRN, 13.092%, (30-day SOFR Average
+ 9.464%), 6/25/50 ................................ United States 239,000 302,865
2020-DNA4, B2, 144A, FRN, 13.742%, (30-day SOFR Average
+ 10.114%), 8/25/50 ................................ United States 448,000 587,391
2020-DNA5, B2, 144A, FRN, 15.128%, (30-day SOFR Average
+ 11.5%), 10/25/50 ................................. United States 256,000 352,016
2020-HQA2, B2, 144A, FRN, 11.342%, (30-day SOFR Average
+ 7.714%), 3/25/50 ................................ United States 500,000 596,779
2020-HQA3, B2, 144A, FRN, 13.742%, (30-day SOFR Average
+ 10.114%), 7/25/50 ................................ United States 3,318,000 4,328,924
2022-HQA1, B2, 144A, FRN, 14.628%, (30-day SOFR Average
+ 11%), 3/25/42 ................................... United States 4,969,000 5,306,814
c,g
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 11.492%, (30-day SOFR Average
+ 7.864%), 9/25/48 ................................ United States 408,000 461,051
2018-HQA2, B2, 144A, FRN, 14.742%, (30-day SOFR Average
+ 11.114%), 10/25/48 ............................... United States 2,017,000 2,432,425
2019-DNA1, B2, 144A, FRN, 14.492%, (30-day SOFR Average
+ 10.864%), 1/25/49 ................................ United States 111,000 134,313
2019-FTR1, B2, 144A, FRN, 12.092%, (30-day SOFR Average
+ 8.464%), 1/25/48 ................................ United States 1,340,000 1,580,446
2019-FTR3, B2, 144A, FRN, 8.542%, (30-day SOFR Average +
4.914%), 9/25/47 .................................. United States 5,027,000 5,510,208

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c,g
FHLMC STACR Trust, (continued)
2019-HQA1, B2, 144A, FRN, 15.992%, (30-day SOFR Average
+ 12.364%), 2/25/49 ................................ United States 841,000 $ 1,001,708
j
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 4.755% , 11/25/36 ......................... United States 3,743,260 2,487,082
k
FNMA ,
1998-T2, A4, IO, 6.5%, 10/25/36 ...................... United States 113 9
j
2002-W8, 1, IO, FRN, 0.288%, 6/25/42 ................. United States 2,571,013 7,888
g
FNMA Connecticut Avenue Securities Trust ,
2016-C04, 1B, FRN, 13.992%, (30-day SOFR Average +
10.364%), 1/25/29 ................................. United States 147,137 148,096
2016-C05, 2B, FRN, 14.492%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 437,043 440,005
2016-C06, 1B, FRN, 12.992%, (30-day SOFR Average +
9.364%), 4/25/29 .................................. United States 412,659 422,614
c
2020-R02, 2B1, 144A, FRN, 6.742%, (30-day SOFR Average +
3.114%), 1/25/40 .................................. United States 126,000 127,238
c
2020-SBT1, 1B1, 144A, FRN, 10.492%, (30-day SOFR Average
+ 6.864%), 2/25/40 ................................ United States 1,645,000 1,699,934
c
2020-SBT1, 1M2, 144A, FRN, 7.392%, (30-day SOFR Average
+ 3.764%), 2/25/40 ................................ United States 239,000 242,659
c
2021-R01, 1B2, 144A, FRN, 9.628%, (30-day SOFR Average +
6%), 10/25/41 .................................... United States 185,000 187,661
c
2022-R02, 2B1, 144A, FRN, 8.128%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 1,471,000 1,500,104
c
2022-R02, 2M2, 144A, FRN, 6.628%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 182,969 184,911
c
2026-R01, 2M2, 144A, FRN, 4.978%, (30-day SOFR Average +
1.35%), 1/25/46 ................................... United States 191,000 190,798
g
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.073% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 3,397,403 1,866,662
g
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.274% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 10,353,722 2,614,914
c,g
Home Re Ltd. ,
2026-1, B1, 144A, FRN, 7.828%, (30-day SOFR Average +
4.2%), 1/25/36 .................................... United States 171,000 174,373
2026-1, M1C, 144A, FRN, 6.228%, (30-day SOFR Average +
2.6%), 1/25/36 .................................... United States 150,000 151,087
2026-1, M2, 144A, FRN, 6.828%, (30-day SOFR Average +
3.2%), 1/25/36 .................................... United States 190,000 191,900
c
J.P. Morgan Mortgage Trust ,
g
2025-2, A11, 144A, FRN, 4.878%, (30-day SOFR Average +
1.25%), 7/25/55 ................................... United States 655,728 657,957
2026-NQX2, A1FC, 144A, 5.628%, 10/25/66 ............. United States 1,969,000 1,968,995
MFA Trust ,
2024-NPL1, A1, 6.33%, 9/25/54 ....................... United States 458,250 459,279
c
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................ United States 201,253 200,420
c,g
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.06% , ( 1-month SOFR + 0.344% ), 2/26/37 .............. United States 90,392 87,889
c
OBX Trust ,
g
2025-NQM14, A1F, 144A, FRN, 4.828%, (30-day SOFR
Average + 1.2%), 7/25/65 ............................ United States 163,118 163,517
e,j
2026-NQM9, A1, 144A, FRN, 5.47%, 4/25/66 ............. United States 1,196,000 1,197,034
c,j
Onity Loan Investment Trust , 2026-HB3 , M2 , 144A, FRN , 3% ,
6/25/39 ......................................... United States 333,000 305,812
c
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 618,665 613,946
c
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 1,281,175 1,265,995

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c,j
Towd Point Mortgage Trust ,
2018-5, M1, 144A, FRN, 3.25%, 7/25/58 ................ United States 240,000 $ 203,204
2019-2, A2, 144A, FRN, 3.75%, 12/25/58 ................ United States 256,000 232,465
c,j
TVC Mortgage Trust , 2026-RRTL1 , M1 , 144A, FRN , 6.34% ,
2/25/41 ......................................... United States 269,000 266,627
g
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 4.743% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 53,591 51,986
62,601,152
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $62,897,022) ...............
62,601,152
Agency Commercial Mortgage-Backed Securities 8.9%
Financial Services 8.9%
k
FHLMC ,
g
311, S1, IO, FRN, 2.243%, Strip, (-1 x 30-day SOFR Average +
5.836%), 8/15/43 .................................. United States 5,026,300 462,264
g
326, S2, IO, FRN, 2.243%, Strip, (-1 x 30-day SOFR Average +
5.836%), 3/15/44 .................................. United States 2,711,186 242,801
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 1,843,078 232,045
4020, IA, IO, 4%, 3/15/27 ............................ United States 16,027 53
4077, IK, IO, 5%, 7/15/42 ............................ United States 1,809,801 372,207
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 650,360 27,134
g
4265, SD, IO, FRN, 2.393%, (-1 x 30-day SOFR Average +
5.986%), 1/15/35 .................................. United States 9,974,044 538,358
4484, TI, IO, 3.5%, 11/15/44 .......................... United States 381,538 15,413
g
4839, WS, IO, FRN, 2.393%, (-1 x 30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 1,472,875 183,730
g
4945, SL, IO, FRN, 2.308%, (-1 x 30-day SOFR Average +
5.936%), 1/25/50 .................................. United States 1,620,219 173,172
4984, IL, IO, 4.5%, 6/25/50 ........................... United States 1,644,036 377,334
g
5002, SJ, IO, FRN, 2.358%, (-1 x 30-day SOFR Average +
5.986%), 7/25/50 .................................. United States 22,843,567 2,417,781
g
5011, SA, IO, FRN, 2.508%, (-1 x 30-day SOFR Average +
6.136%), 9/25/50 .................................. United States 2,592,634 295,430
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 18,560,381 4,225,388
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 1,947,249 457,088
5349, IB, IO, 4%, 12/15/46 ........................... United States 3,624,269 753,189
c,g
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M2, 144A, FRN, 7.378%, (30-day SOFR Average +
3.75%), 1/25/51 ................................... United States 1,820,000 1,855,742
2021-MN3, M2, 144A, FRN, 7.628%, (30-day SOFR Average +
4%), 11/25/51 .................................... United States 4,501,000 4,624,328
k
FNMA ,
g
2010-35, SG, IO, FRN, 2.658%, (-1 x 30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 2,460,233 240,058
g
2011-101, SA, IO, FRN, 2.158%, (-1 x 30-day SOFR Average +
5.786%), 10/25/41 ................................. United States 4,864,648 407,901
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 1,984,199 394,354
2012-151, IN, IO, 5%, 1/25/43 ........................ United States 3,993,985 805,570
2015-30, IO, 5.5%, 5/25/45 .......................... United States 492,288 61,681
g
2015-42, LS, IO, FRN, 2.458%, (-1 x 30-day SOFR Average +
6.086%), 6/25/45 .................................. United States 834,901 54,314
2015-58, KI, IO, 6%, 3/25/37 ......................... United States 7,181,150 1,119,267
2015-69, IO, 6%, 9/25/45 ............................ United States 5,690,788 1,118,461
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 4,015,070 544,381
g
2018-38, SA, IO, FRN, 2.458%, (-1 x 30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 17,084,707 1,821,240

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA, (continued)
2018-58, AI, IO, 4.5%, 8/25/48 ........................ United States 9,843,590 $ 1,275,556
g
2019-34, SL, IO, FRN, 2.308%, (-1 x 30-day SOFR Average +
5.936%), 7/25/49 .................................. United States 8,478,637 831,741
g
2019-43, JS, IO, FRN, 2.308%, (-1 x 30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 699,445 62,203
g
2019-47, SA, IO, FRN, 2.308%, (-1 x 30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 7,444,284 789,020
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 2,065,779 468,427
2023-49, IA, IO, 3%, 8/25/46 ......................... United States 9,969,826 1,266,654
2023-49, IB, IO, 3.5%, 3/25/47 ........................ United States 13,052,120 1,977,371
g
2024-46, CS, IO, FRN, 2.222%, (-1 x 30-day SOFR Average +
5.85%), 7/25/54 ................................... United States 50,012,501 2,953,788
374, 6, IO, 5.5%, 8/25/36 ............................ United States 340,731 53,667
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 313,524 40,224
399, 2, IO, 5.5%, 11/25/39 ........................... United States 8,001 1,557
405, 2, IO, 4%, 10/25/40 ............................ United States 28,190 4,666
c,g
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 6.992%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 344,037 347,734
2020-01, M10, 144A, FRN, 7.492%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 432,895 439,987
k
GNMA ,
2010-20, BI, IO, 4.5%, 2/16/40 ........................ United States 5,093,364 828,801
g
2010-20, SC, IO, FRN, 2.396%, (-1 x 1-month SOFR +
6.036%), 2/20/40 .................................. United States 2,111,539 185,483
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 7,354,298 1,141,676
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 10,851,759 1,678,158
2012-146, IO, 5%, 12/20/42 .......................... United States 2,323,539 481,391
g
2013-152, SJ, IO, FRN, 2.396%, (-1 x 1-month SOFR +
6.036%), 5/20/41 .................................. United States 8,491,921 818,923
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 3,795,921 676,731
g
2014-119, SA, IO, FRN, 1.846%, (-1 x 1-month SOFR +
5.486%), 8/20/44 .................................. United States 5,839,864 488,210
2014-132, IO, 5%, 9/20/44 ........................... United States 3,276,454 635,057
2014-4, BI, IO, 4%, 1/20/44 .......................... United States 3,952,133 730,496
g
2014-4, SG, IO, FRN, 2.346%, (-1 x 1-month SOFR + 5.986%),
1/20/44 ......................................... United States 6,873,264 604,970
g
2014-46, SA, IO, FRN, 2.346%, (-1 x 1-month SOFR +
5.986%), 3/20/44 .................................. United States 4,267,609 382,634
2014-71, PI, IO, 4.5%, 12/20/39 ....................... United States 2,294,600 198,630
2015-105, LI, IO, 5%, 10/20/39 ........................ United States 4,155,240 853,672
2015-167, MI, IO, 5%, 6/20/45 ........................ United States 7,994,960 1,451,064
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 2,015,323 50,754
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 4,544,020 631,150
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 3,773,222 744,117
j
2015-H10, BI, IO, FRN, 2.038%, 4/20/65 ................ United States 5,520,507 247,700
j
2015-H12, AI, IO, FRN, 1.847%, 5/20/65 ................ United States 5,836,683 221,584
j
2015-H23, BI, IO, FRN, 1.772%, 9/20/65 ................ United States 7,379,628 209,426
2016-126, PI, IO, 5%, 2/20/46 ........................ United States 4,678,143 950,171
2016-17, IA, IO, 4.5%, 3/20/45 ........................ United States 5,312,572 978,662
j
2016-H22, AI, IO, FRN, 2.724%, 10/20/66 ............... United States 4,849,757 290,471
j
2016-H23, NI, IO, FRN, 2.732%, 10/20/66 ............... United States 13,784,772 684,304
j
2016-H24, JI, IO, FRN, 2.735%, 11/20/66 ................ United States 3,763,417 234,645
j
2016-H27, EI, IO, FRN, 2.079%, 12/20/66 ............... United States 5,270,582 220,068
2017-104, MI, IO, 5.5%, 7/16/47 ....................... United States 5,636,148 1,219,232
2017-179, WI, IO, 5%, 12/20/47 ....................... United States 2,880,276 660,071

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
GNMA, (continued)
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 631,900 $ 111,540
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 8,763,977 1,694,937
j
2017-H02, BI, IO, FRN, 2.296%, 1/20/67 ................ United States 3,717,244 160,537
j
2017-H06, BI, IO, FRN, 2.379%, 2/20/67 ................ United States 8,079,486 309,562
j
2017-H06, MI, IO, FRN, 2.227%, 2/20/67 ................ United States 6,542,844 271,764
j
2017-H08, NI, IO, FRN, 2.182%, 3/20/67 ................ United States 9,272,337 361,059
j
2017-H09, IO, FRN, 1.834%, 4/20/67 ................... United States 9,895,539 298,915
j
2017-H10, MI, IO, FRN, 1.875%, 4/20/67 ................ United States 17,507,917 499,399
j
2017-H11, DI, IO, FRN, 2.019%, 5/20/67 ................ United States 5,289,686 272,921
j
2017-H12, QI, IO, FRN, 2.123%, 5/20/67 ................ United States 9,088,711 344,835
j
2017-H16, IO, FRN, 2.073%, 8/20/67 ................... United States 9,550,791 597,650
j
2017-H16, JI, IO, FRN, 2.141%, 8/20/67 ................. United States 9,916,971 414,589
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 1,044,402 198,901
g
2018-139, SA, IO, FRN, 2.396%, (-1 x 1-month SOFR +
6.036%), 10/20/48 ................................. United States 915,449 104,712
g
2018-164, AS, IO, FRN, 2.346%, (-1 x 1-month SOFR +
5.986%), 12/20/48 ................................. United States 15,351,796 1,606,074
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 1,032,306 211,125
j
2018-H02, EI, IO, FRN, 2.504%, 1/20/68 ................ United States 2,944,780 123,668
j
2018-H05, BI, IO, FRN, 2.39%, 2/20/68 ................. United States 22,304,243 913,270
j
2018-H15, EI, IO, FRN, 1.363%, 8/20/68 ................ United States 33,467,454 1,630,668
2019-119, IN, IO, 5%, 9/20/49 ........................ United States 12,222,839 2,881,245
g
2019-125, SG, IO, FRN, 2.296%, (-1 x 1-month SOFR +
5.936%), 10/20/49 ................................. United States 6,350,239 634,872
g
2019-6, SM, IO, FRN, 2.296%, (-1 x 1-month SOFR + 5.936%),
1/20/49 ......................................... United States 9,849,416 872,674
g
2019-83, SY, IO, FRN, 2.346%, (-1 x 1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,058,071 112,159
g
2019-96, SY, IO, FRN, 2.346%, (-1 x 1-month SOFR + 5.986%),
8/20/49 ......................................... United States 1,020,071 110,768
2020-13, AI, IO, 4%, 3/20/46 ......................... United States 7,555,175 957,834
2020-175, NI, IO, 3%, 11/20/50 ....................... United States 21,431,314 3,584,130
g
2020-63, PS, IO, FRN, 2.346%, (-1 x 1-month SOFR +
5.986%), 4/20/50 .................................. United States 1,961,590 220,985
g
2020-97, QS, IO, FRN, 2.396%, (-1 x 1-month SOFR +
6.036%), 7/20/50 .................................. United States 1,865,124 225,454
j
2020-H12, IH, IO, FRN, 2%, 7/20/70 ................... United States 35,611,570 2,126,759
g
2021-77, SM, IO, FRN, 2.546%, (-1 x 1-month SOFR +
6.186%), 5/20/51 .................................. United States 24,266,861 2,945,167
g
2021-98, SK, IO, FRN, 2.546%, (-1 x 1-month SOFR +
6.186%), 6/20/51 .................................. United States 4,479,036 545,081
j
2024-32, IO, FRN, 0.699%, 6/16/63 .................... United States 27,630,116 1,445,431
g
2025-120, SD, IO, FRN, 2.246%, (-1 x 1-month SOFR +
5.886%), 10/20/49 ................................. United States 12,862,391 1,282,451
80,902,666
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $81,449,296) .......
80,902,666
Total Long Term Investments (Cost $986,092,331) .............................
980,490,465
a

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments 9.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 6.5%
b,c
Agree LP , 144A, 4.08% , 7/01/26 ........................ United States 5,690,000 $ 5,689,355
b,c
Alimentation Couche-Tard, Inc. ,
144A, 3.98%, 7/06/26 ................................ Canada 1,175,000 1,174,222
144A, 4.02%, 7/17/26 ................................ Canada 2,370,000 2,365,507
3,539,729
b,c
AutoNation, Inc. , 144A, 4.08% , 7/01/26 ................... United States 7,345,000 7,344,168
b,c
AvalonBay Communities, Inc. , 144A, 3.91% , 7/07/26 ......... United States 1,990,000 1,988,487
b,c
BAT International Finance plc , 144A, 3.87% , 7/01/26 ......... United Kingdom 1,550,000 1,549,834
b,c
Bunge Ltd. Finance Corp. , 144A, 3.94% , 7/06/26 ............ United States 1,395,000 1,394,086
b,c
Cabot Corp. , 144A, 3.87% , 7/01/26 ...................... United States 2,065,000 2,064,778
b,c
Conagra Brands, Inc. , 144A, 3.96% , 7/01/26 ............... United States 3,685,000 3,684,595
b,c
Energy Transfer LP , 144A, 3.87% , 7/01/26 ................. United States 5,170,000 5,169,445
b,c
Essex Portfolio LP , 144A, 4.02% , 7/14/26 ................. United States 2,895,000 2,890,484
b,c
Extra Space Storage LP ,
144A, 3.92%, 7/08/26 ................................ United States 2,030,000 2,028,233
144A, 3.93%, 7/09/26 ................................ United States 2,290,000 2,287,753
4,315,986
b,c
Intercontinental Exchange, Inc. ,
144A, 4.05%, 7/01/26 ................................ United States 2,010,000 2,009,774
144A, 4.05%, 7/09/26 ................................ United States 1,330,000 1,328,656
3,338,430
b,c
O'Reilly Automotive, Inc. , 144A, 3.91% , 7/06/26 ............. United States 3,145,000 3,142,954
b
Penske Truck Leasing Co. LP ,
3.99%, 7/07/26 ..................................... United States 1,740,000 1,738,650
4.01%, 7/09/26 ..................................... United States 2,090,000 2,087,907
3,826,557
b
Realty Income Corp. , 3.87% , 7/02/26 .................... United States 2,880,000 2,879,380
b
Ryder System, Inc. , 3.94% , 7/13/26 ...................... United States 2,030,000 2,027,113
b,c
Simon Property Group LP , 144A, 3.98% , 7/20/26 ............ United States 1,225,000 1,222,297
b,c
Targa Resources Corp. , 144A, 3.96% , 7/01/26 ............. United States 2,590,000 2,589,715
Total Commercial Papers (Cost $58,663,724) .................................
58,657,393
a a a
U.S. Government and Agency Securities 0.6%
b
U.S. Treasury Bills ,
m
3.37%, 7/16/26 ................................... United States 5,100,000 5,092,363
3.75%, 10/22/26 ................................... United States 500,000 494,128
5,586,491
Total U.S. Government and Agency Securities (Cost $5,586,869) ................
5,586,491

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.8%
a,n
Putnam Short Term Investment Fund, Class P, 3.837% ....... United States 25,377,866 $ 25,377,866
Total Management Investment Companies (Cost $25,377,866) ..................
25,377,866
Total Short Term Investments (Cost $89,628,459 ) ..............................
89,621,750
a
Total Investments (Cost $1,075,720,790) 117.8% ...............................
$1,070,112,215
TBA Sale Commitments (3.3)% ..............................................
(29,890,391)
Other Assets, less Liabilities (14.5)% ........................................
(131,532,426)
Net Assets 100.0% .........................................................
$908,689,398
a a a
Principal
Amount
*
o
TBA Sale Commitments (3.3)%
Mortgage-Backed Securities (3.3)%
Federal National Mortgage Association (FNMA) Fixed Rate (3.3)%
Uniform Mortgage-Backed Securities ,
3%, TBA, 7/25/56 .................................. United States (6,000,000) (5,270,625)
6%, TBA, 7/25/56 .................................. United States (17,000,000) (17,375,859)
6.5%, TBA, 7/25/56 ................................ United States (7,000,000) (7,243,907)
Total TBA Sale Commitments (Proceeds $(29,892,578)) ........................
$(29,890,391)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 4 regarding investments in affiliated management investment companies.
b
The rate shown represents the yield at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $497,534,285, representing 54.8% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
See Note 3 regarding unfunded loan commitments.
i
Perpetual security with no stated maturity date.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Security purchased on a to-be-announced (TBA) basis.
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2026, the value of this security pledged amounted to
$2,161,959, representing 0.2% of net assets.
n
The rate shown is the annualized seven-day effective yield at period end.
o
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2026, the Fund had the following futures contracts outstanding.
At June 30, 2026, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 5 $ 562,344 9/21/26 $ (2,898)
U.S. Treasury 5 Year Notes ..................... Long 10 1,070,469 9/30/26 (632)
Total Futures Contracts ...................................................................... $(3,530)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 4,285,000 3,055,797 7/15/26 $ — $ (89,789)
Australian Dollar .... CITI Sell 1,826,700 1,292,276 7/15/26 27,864 —
Australian Dollar .... GSCO Buy 44,800 31,701 7/15/26 — (691)
Australian Dollar .... HSBK Sell 2,412,400 1,719,372 7/15/26 49,548 —
Australian Dollar .... MSCO Buy 119,000 84,209 7/15/26 — (1,839)
Australian Dollar .... MSCO Sell 6,683,500 4,729,511 7/15/26 103,299 —
Australian Dollar .... SSBT Sell 3,493,900 2,472,518 7/15/26 54,096 —
Australian Dollar .... UBSW Sell 138,200 97,794 7/15/26 2,134 —
Australian Dollar .... WPAC Sell 2,931,500 2,075,607 7/15/26 46,470 —
Canadian Dollar .... BOFA Sell 23,500 17,094 7/15/26 515 —
Canadian Dollar .... BZWS Sell 592,600 430,985 7/15/26 12,898 —
Canadian Dollar .... CITI Buy 2,268,900 1,650,247 7/15/26 — (49,509)
Canadian Dollar .... CITI Sell 9,174,500 6,718,566 7/15/26 245,837 —
Canadian Dollar .... GSCO Sell 65,800 47,858 7/15/26 1,435 —
Canadian Dollar .... HSBK Buy 6,832,600 4,972,548 7/15/26 — (152,060)
Canadian Dollar .... HSBK Sell 1,851,800 1,346,822 7/15/26 40,353 —
Canadian Dollar .... JPHQ Sell 1,377,700 1,001,978 7/15/26 29,993 —
Canadian Dollar .... SSBT Sell 6,699,100 4,872,906 7/15/26 146,603 —
Canadian Dollar .... TDOM Buy 400 291 7/15/26 — (9)
Canadian Dollar .... TDOM Sell 995,100 723,793 7/15/26 21,737 —
Canadian Dollar .... UBSW Sell 141,300 102,784 7/15/26 3,095 —
Canadian Dollar .... WPAC Buy 60,600 44,075 7/15/26 — (1,321)
New Zealand Dollar . CITI Buy 568,400 334,001 7/15/26 — (11,014)
New Zealand Dollar . HSBK Sell 26,200 15,397 7/15/26 509 —
New Zealand Dollar . MSCO Sell 4,865,400 2,859,303 7/15/26 94,596 —
New Zealand Dollar . TDOM Buy 2,208,600 1,308,437 7/15/26 — (53,426)
New Zealand Dollar . TDOM Sell 1,983,700 1,164,511 7/15/26 37,297 —
New Zealand Dollar . UBSW Sell 578,900 340,186 7/15/26 11,233 —
New Zealand Dollar . WPAC Sell 2,261,200 1,328,998 7/15/26 44,097 —
Chinese Yuan ...... CITI Buy 741,100 109,940 8/19/26 — (443)
Chinese Yuan ...... WPAC Buy 739,400 109,689 8/19/26 — (443)
Hong Kong Dollar ... GSCO Buy 954,400 122,193 8/19/26 — (278)
Hong Kong Dollar ... HSBK Buy 7,458,900 955,050 8/19/26 — (2,255)
Hong Kong Dollar ... HSBK Sell 872,300 111,519 8/19/26 92 —
Hong Kong Dollar ... SSBT Buy 7,030,300 899,803 8/19/26 — (1,756)

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2026, the Fund had the following forward premium swap options contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Hong Kong Dollar ... SSBT Sell 2,232,100 285,441 8/19/26 $ 314 $ —
Hong Kong Dollar ... TDOM Buy 1,739,500 222,720 8/19/26 — (517)
Japanese Yen ...... BOFA Buy 681,546,700 4,345,269 8/19/26 — (136,933)
Japanese Yen ...... GSCO Buy 680,798,100 4,338,062 8/19/26 — (134,350)
Japanese Yen ...... HSBK Buy 727,955,100 4,641,783 8/19/26 — (146,891)
Japanese Yen ...... JPHQ Buy 85,555,900 545,584 8/19/26 — (17,304)
Japanese Yen ...... MSCO Buy 376,595,300 2,401,133 8/19/26 — (75,776)
Japanese Yen ...... TDOM Buy 24,413,500 155,681 8/19/26 — (4,935)
Japanese Yen ...... TDOM Sell 12,893,400 80,499 8/19/26 886 —
New Taiwan Dollar .. BZWS Buy 8,061,500 254,788 8/19/26 — (2,186)
British Pound ...... CITI Sell 1,007,200 1,345,127 9/16/26 9,131 —
British Pound ...... HSBK Sell 1,602,600 2,140,368 9/16/26 14,606 —
British Pound ...... JPHQ Sell 1,288,400 1,720,067 9/16/26 11,074 —
Euro ............. BOFA Buy 247,900 286,738 9/16/26 — (2,568)
Euro ............. BOFA Sell 112,100 129,663 9/16/26 1,161 —
Euro ............. BZWS Buy 1,271,600 1,470,792 9/16/26 — (13,142)
Euro ............. CITI Buy 138,300 159,950 9/16/26 — (1,415)
Euro ............. HSBK Buy 20,300 23,478 9/16/26 — (208)
Euro ............. HSBK Sell 22,781,800 26,348,861 9/16/26 233,822 —
Euro ............. JPHQ Buy 225,700 261,008 9/16/26 — (2,286)
Euro ............. JPHQ Sell 676,500 782,331 9/16/26 6,851 —
Euro ............. MSCO Buy 1,397,200 1,615,753 9/16/26 — (14,127)
Euro ............. MSCO Sell 62,900 71,490 9/16/26 — (613)
Euro ............. SSBT Buy 5,437,000 6,288,288 9/16/26 — (55,791)
Euro ............. TDOM Buy 19,200 22,207 9/16/26 — (197)
Euro ............. TDOM Sell 317,100 368,602 9/16/26 5,107 —
Euro ............. UBSW Buy 1,370,900 1,590,940 9/16/26 — (19,462)
Euro ............. WPAC Sell 4,483,300 5,185,412 9/16/26 46,153 —
Norwegian Krone ... GSCO Sell 13,656,300 1,433,857 9/16/26 55,720 —
Norwegian Krone ... MSCO Sell 22,961,700 2,411,054 9/16/26 93,855 —
Swedish Krona ..... MSCO Sell 23,948,600 2,526,288 9/16/26 45,728 —
Swiss Franc ....... UBSW Buy 6,327,100 7,998,690 9/16/26 — (100,765)
Total Forward Exchange Contracts ................................................... $1,498,109 $(1,094,299)
Net unrealized appreciation (depreciation) ............................................ $403,810
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.127%)/1-day SOFR/Nov-60/(Purchased) BNDP 11/18/30 / 4.127% 3,100,000 $ 369,675 $ (19,625)
4.127%/1-day SOFR/Nov-60/(Purchased) BNDP 11/18/30 / 4.127% 3,100,000 369,675 (52,497)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 11,855,700 607,012 (491,751)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 11,855,700 579,744 (507,968)
(3.165%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.165% EUR 173,832,000 (449,106) 314,575
(3.565%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.565% EUR 173,832,000 (298,062) 229,308
(2.765%)/3-month EURIBOR/Mar-28/
(Purchased) BOFA 3/19/27 / 2.765% EUR 173,832,000 727,029 (425,482)
3.165%/1-day SOFR/Mar-52/(Purchased) BOFA 3/22/32 / 3.165% 7,681,200 549,206 (239,795)

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(3.88%)/1-day SOFR/Jul-36/(Purchased) CITI 7/10/26 / 3.88% 17,268,000 $ 209,806 $ (996)
(4.09%)/1-day SOFR/Jul-36/(Written) CITI 7/10/26 / 4.09% 51,804,000 (296,146) 217,677
(4.3%)/1-day SOFR/Jul-36/(Purchased) CITI 7/10/26 / 4.3% 34,536,000 90,657 (89,087)
4.296%/1-day SOFR/Jun-58/(Purchased) CITI 6/12/28 / 4.296% 3,432,700 250,587 23,307
(4.296%)/1-day SOFR/Jun-58/(Purchased) CITI 6/12/28 / 4.296% 3,432,700 250,587 (36,028)
(4.37%)/1-day SOFR/Apr-45/(Purchased) DBAB 4/23/35 / 4.37% 4,000,000 365,400 (30,054)
4.37%/1-day SOFR/Apr-45/(Purchased) DBAB 4/23/35 / 4.37% 4,000,000 365,400 (67,954)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 13,662,300 847,460 2,224,370
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 13,662,300 847,460 (833,305)
4.565%/6-month AUD BBR/Mar-38/
(Purchased) JPHQ 3/15/28 / 4.565% AUD 17,126,000 699,980 (457,555)
(4.565%)/6-month AUD BBR/Mar-38/
(Purchased) JPHQ 3/15/28 / 4.565% AUD 17,126,000 699,980 (122,450)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 14,779,500 369,466 (134,589)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 14,779,500 293,353 (229,422)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 25,226,900 964,717 (797,592)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 25,226,900 964,717 3,537,382
3.25%/1-day SOFR/Sep-37/(Purchased) MCM 9/09/27 / 3.25% 13,700,000 291,125 (195,132)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 5,225,500 240,634 (116,373)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 5,225,500 230,967 (95,809)
(4.2%)/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 6,340,000 282,130 (26,203)
4.2%/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 6,340,000 282,130 (840)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 6,440,900 513,451 98,577
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 9,202,400 960,704 284,824
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 6,695,700 242,384 (155,904)
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 21,121,500 1,120,307 (677,576)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 21,121,500 1,120,307 1,697,697
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 10,843,500 657,873 (373,206)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 10,843,500 657,873 557,385
Unrealized appreciation 9,185,102
Unrealized (depreciation) (6,177,193)
Total $3,007,909
*
In U.S. dollars unless otherwise indicated.

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2026, the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 52,961,000 $ 4,299,166 $ 2,969,972 $ 1,329,194
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $4,299,166 $2,969,972 $1,329,194
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 5,680,000 3,171,339 2,318,565 852,774
CMBX.NA.BB.10 (5.00)% Monthly GSCO 11/17/59 131,000 73,141 59,000 14,141
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 160,000 89,334 9,104 80,230
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 190,000 77,589 71,487 6,102
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 1,271,000 158,300 57,268 101,032
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 37,000 14,058 16,021 (1,963)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 922,000 269,300 277,119 (7,819)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 1,667,000 486,902 319,372 167,530
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 540,000 157,725 174,616 (16,891)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 3,588,000 388,701 447,504 (58,803)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 1,099,000 222,089 199,468 22,621
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 2,198,000 486,766 460,848 25,918
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 3,060,000 677,662 592,747 84,915
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 7,284,000 523,722 1,700,195 (1,176,473)
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 2,246,000 396,851 433,871 (37,020)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 1,099,000 251,308 197,408 53,900
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 2,048,000 (117,652) (269,434) 151,782
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 591,000 (329,975) (47,420) (282,555)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 190,000 (77,590) (80,708) 3,118
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 6,165,000 (767,836) (1,071,933) 304,097
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 175,000 (21,796) (30,380) 8,584
Non-
Investment
Grade

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2026, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 649,000 $ (80,831) $ (73,125) $ (7,706)
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 588,000 (73,234) (104,672) 31,438
Non-
Investment
Grade
CMBX.NA.BB.8 . 5.00% Monthly MSCO 10/17/57 37,000 (14,058) (16,251) 2,193
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 232,000 (44,558) (52,737) 8,179
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 11,000 (2,113) (2,259) 146
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 143,000 (27,465) (32,506) 5,041
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 7,284,000 (523,723) (438,632) (85,091)
Investment
Grade
Total OTC Swap Contracts .............................................. $5,363,956 $5,114,536 $249,420
Total Credit Default Swap Contracts .................................... $9,663,122 $ 8,084,508 $1,578,614
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 2.86% .... Semi-Annual 9/16/28 17,385,000 CAD $ (32,481) $ (21,153) $ (11,328)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.04% .... Annual 9/16/28 688,359,000 (196,969) (1,477,840) 1,280,871
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/28 187,872,000 (125,003) (469,559) 344,556

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.58% .... Quarterly 9/16/28 116,004,000 AUD $ (233,104) $ (259,616) $ 26,512
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.92% .... Annual 9/16/28 22,022,000 EUR (88,951) (69,717) (19,234)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.04% .... Annual 9/16/31 5,374,000 (29,224) (41,745) 12,521
Receive Fixed 4.02% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/31 536,758,000 2,438,237 2,595,577 (157,340)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.94% .... Annual 9/16/31 16,834,000 EUR (170,079) (106,558) (63,521)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.96% .... Annual 9/16/31 3,246,000 EUR (36,225) (24,306) (11,919)
Receive Fixed 4.08% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/33 88,297,000 692,499 617,586 74,913
Receive Fixed 0.7% ... Annual
Pay Floating 1-day
SARON .......... Annual 9/16/36 5,441,000 CHF 96,720 58,633 38,087
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.32% .... Semi-Annual 9/16/36 1,468,000 CAD (14,465) (12,687) (1,778)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.16% .... Annual 9/16/36 90,387,000 (936,081) (632,581) (303,500)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.18% .... Annual 9/16/36 55,170,000 (661,261) (498,104) (163,157)
Receive Fixed 3.02% .. Annual
Pay Floating 3-month
STIBOR .......... Quarterly 9/16/36 31,946,000 SEK 69,389 28,604 40,785
Receive Fixed 3.12% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/36 12,639,000 EUR 235,691 134,967 100,724
Receive Fixed 4.54% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/16/36 7,487,000 GBP 135,070 107,459 27,611
Receive Fixed 5% ..... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/16/36 48,469,000 AUD 384,779 318,590 66,189
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.4% ..... Annual 9/16/36 78,472,000 NOK (85,737) (59,753) (25,984)

Putnam Diversified Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 42 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.3% ..... Annual 9/16/56 3,193,000 $ (58,523) $ (34,752) $ (23,771)
Receive Fixed 3.24% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/56 6,958,000 EUR 245,775 72,471 173,304
Receive Fixed 4.32% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 226,000 4,905 6,558 (1,653)
Receive Fixed 5.08% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/16/56 11,990,000 AUD 139,558 115,102 24,456
Total Interest Rate Swap Contracts ................................. $1,774,520 $ 347,176 $1,427,344
*
In U.S. dollars unless otherwise indicated.

Putnam Diversified Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Diversified Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Diversified Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of Investments.
At June 30, 2026, unfunded commitments were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2026, the Fund held investments in affiliated management investment companies as follows:
Borrower Unfunded Commitment
Putnam Diversified Income Trust
CoreWeave, Inc. $ 47,297
First Eagle Holdings, Inc. 46,667
Pinnacle Buyer LLC 74,182
$ 168,146
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Diversified Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $17,366,188 $— $— $— $(44,972) $17,321,216 691,880 $533,675
Putnam Short Term Investment
Fund, Class P, 3.837% ...... 127,240,127 1,071,187,299 (1,173,049,560) — — 25,377,866 25,377,866 2,536,312
Total Affiliated Securities ... $144,606,315 $1,071,187,299 $(1,173,049,560) $— $(44,972) $42,699,082 $3,069,987
2. Financial Instrument Valuation
(continued)

Putnam Diversified Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Diversified Income Trust
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 17,321,216 $ — $ — $ 17,321,216
Convertible Bonds ....................... — 34,019,107 — 34,019,107
Corporate Bonds ........................ — 354,791,284 — 354,791,284
Senior Floating Rate Interests ............... — 39,659,014 — 39,659,014
Foreign Government and Agency Securities .... — 86,317,290 — 86,317,290
Asset-Backed Securities ................... — 40,264,859 — 40,264,859
Commercial Mortgage-Backed Securities ...... — 79,515,144 — 79,515,144
Mortgage-Backed Securities ................ — 185,098,733 — 185,098,733
Residential Mortgage-Backed Securities ....... — 62,601,152 — 62,601,152
Agency Commercial Mortgage-Backed Securities — 80,902,666 — 80,902,666
Short Term Investments ................... 25,377,866 64,243,884 — 89,621,750
Total Investments in Securities ........... $42,699,082 $1,027,413,133 $— $1,070,112,215
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,498,109 $— $1,498,109
Forward Premium Swap Option Contracts ..... — 9,185,102 — 9,185,102
Swap Contracts ......................... — 5,463,464 — 5,463,464
Unfunded Loan Commitments .............. — 2,216 — 2,216
Total Other Financial Instruments ......... $— $16,148,891 $— $16,148,891
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 29,890,391 $ — $ 29,890,391
Forward Exchange Contracts ............... — 1,094,299 — 1,094,299
Forward Premium Swap Option Contracts ...... — 6,177,193 — 6,177,193
Futures Contracts ........................ 3,530 — — 3,530
Swap Contracts ......................... — 2,457,506 — 2,457,506
Total Other Financial Instruments ......... $3,530 $39,619,389 $— $39,622,919
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam Diversified Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
SEK
Swedish Krona
Index
CDX.NA.HY
CDX North America High Yield Index
CMBX.NA
CMBX North America Index
Selected Portfolio
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.34%
1-day SARON ....................... (0.04)%
1-day SOFR ........................ 3.68%
1-day SONIA ........................ 3.73%
3-month AUD BBR ................... 4.46%
3-month EURIBOR ................... 2.32%
3-month STIBOR .................... 1.97%
6-month AUD BBR ................... 4.80%
6-month EURIBOR ................... 2.57%
6-month NIBOR ..................... 4.81%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.